Fees Summary	Sep. 09, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 333,200,000.00
Previously Paid Amount	0.00
Total Fee Amount	51,012.92
Total Offset Amount	51,012.92
Net Fee	$ 0.00